6. Equity and Stock-based Compensation: Warrant Valuation Assumptions Table Text Block (Details)	12 Months Ended
Mar. 31, 2017
Minimum
Fair Value Assumptions, Risk Free Interest Rate	0.58%
Fair Value Assumptions, Expected Term	2 years
Fair Value Assumptions, Expected Volatility Rate	98.96%
Maximum
Fair Value Assumptions, Risk Free Interest Rate	0.97%
Fair Value Assumptions, Expected Term	3 years
Fair Value Assumptions, Expected Volatility Rate	146.60%